Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000138493 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[1]
C000138493 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[1]
C000138493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%	[1]
C000138493 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[1]
C000138493 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138493 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000138493 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000138493 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000234823 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[2]
C000234823 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[2]
C000234823 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[2]
C000234823 [Member] | Cobalt [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[2]
C000234823 [Member] | Iron Ore [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000234823 [Member] | Lithium [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000234823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000234823 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000237566 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000237566 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000237566 [Member] | KC Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000237566 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000237566 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
C000237566 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000237566 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[3]
C000237566 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[3]
C000237566 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[3]
C000237566 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[3]
C000237566 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[3]
C000237566 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237566 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000237566 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%

[1]	Based on notional value of futures contracts.
[2]	Based on notional value of futures contracts.
[3]	Based on notional value of futures contracts.